UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2005

Check here if Amendment [  ];       Amendment Number: ___
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Exis Capital Management, Inc.
Address:          875 Third Avenue
                  29th Floor
                  New York, New York  10022

Form 13F File Number:  028-10928

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Paul Genova
Title:            Controller
Phone:            (212) 893-7908

Signature, Place, and Date of Signing:

   /s/ Paul Genova           New York, New York            11/11/2005
   ---------------           ------------------            ----------
     [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                       0
                                                            ---------------

Form 13F Information Table Entry Total:                                 25
                                                            ---------------

Form 13F Information Table Value Total:                     $      108,046
                                                            ---------------
                                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                         EXIS CAPITAL MANAGEMENT, INC.
                          UNREALIZED GAINS AND LOSSES
                                     DAYEND
                               SEPTEMBER, 30 2005



                                     TITLE                    VALUE     SHARES/    SH/  PUT/  INVSTMT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                     OF CLASS        CUSIP    (X$1,000)   PRN AMT    PRN  CALL  DSCRETN  MANAGERS SOLE  SHARED  NONE
---------------------             ----------     ---------- ----------  --------   ---- ----- -------- -------- ----- ------- ----
ABGENIX INC                          CALL        00339B 90 7      254        200.00  SH  CALL   SOLE              200.00
CYPRESS BIOSCIENCES                  CALL        232674 90 7      235        434.00  SH  CALL   SOLE              434.00
FAIRFAX FINL HLDGS LTD               CALL        303901 90 2      696         40.00  SH  CALL   SOLE               40.00
HUMAN GENOME SCIENCES INC            CALL        444903 90 8      680        500.00  SH  CALL   SOLE              500.00
INSPIRE PHARMACEUTICALS INC          CALL        457733 90 3      380        500.00  SH  CALL   SOLE              500.00
PENN NATL GAMING INC                 CALL        707569 90 9    1,556        500.00  SH  CALL   SOLE              500.00
RADIOSHACK CORP                      CALL        750438 90 3      620        250.00  SH  CALL   SOLE              250.00
SHIRE PHARMACEUTICALS GRP PL         CALL        82481R 90 6      740        200.00  SH  CALL   SOLE              200.00
SPINNAKER EXPL CO                    CALL        84855W 90 9    3,235        500.00  SH  CALL   SOLE              500.00
OIL SVC HOLDRS TR                    PUT         678002 95 6    4,949        400.00  SH  PUT    SOLE              400.00
ABB LTD                         SPONSORED ADR     000375204     2,944    400,000.00  SH    -    SOLE          400,000.00
ALPHA NATURAL RESOURCES INC          COM          02076X102       601     20,000.00  SH    -    SOLE           20,000.00
ANADYS PHARMACEUTICALS INC           COM          03252Q408       571     53,500.00  SH    -    SOLE           53,500.00
ARENA PHARMACEUTICALS INC            COM          040047102       248     25,000.00  SH    -    SOLE           25,000.00
ARIAD PHARMACEUTICALS INC            COM          04033A100     1,152    155,000.00  SH    -    SOLE          155,000.00
APPLE COMPUTER INC                   COM          037833100     3,485     65,000.00  SH    -    SOLE           65,000.00
AUXILIUM PHARMACEUTICALS INC         COM          05334D107       431     86,500.00  SH    -    SOLE           86,500.00
BIOCRYST PHARMACEUTICALS             COM          09058V103     6,969    712,600.00  SH    -    SOLE          712,600.00
BROADCOM CORP                       CL A          111320107     3,519     75,000.00  SH    -    SOLE           75,000.00
COLLAGENEX PHARMACEUTICALS INC       COM          19419B100       209     21,100.00  SH    -    SOLE           21,100.00
CALPINE CORP                         COM          131347106       389    150,000.00  SH    -    SOLE          150,000.00
COSI INC                             COM          22122P101       761     77,500.00  SH    -    SOLE           77,500.00
DENNYS CORP                          COM          24869P104       270     65,000.00  SH    -    SOLE           65,000.00
ENSCO INTL INC                       COM          26874Q100       466     10,000.00  SH    -    SOLE           10,000.00
EL PASO CORP                         COM          28336L109    12,858    925,000.00  SH    -    SOLE          925,000.00
ENDO PHARMACEUTICALS HLDGS INC       COM          29264F205       800     30,000.00  SH    -    SOLE           30,000.00
EXXON MOBIL CORP                     COM          30231G102       635     10,000.00  SH    -    SOLE           10,000.00
FOREST OIL CORP                 COM PAR $0.01     346091705       521     10,000.00  SH    -    SOLE           10,000.00
GILEAD SCIENCES INC                  COM          375558103       975     20,000.00  SH    -    SOLE           20,000.00
GOLDCORP INC NEW                     COM          380956409         3        150.00  SH    -    SOLE              150.00
IMMUNOMEDICS INC                     COM          452907108       103     50,000.00  SH    -    SOLE           50,000.00
INCO LTD                             COM          453258402     3,930     83,000.00  SH    -    SOLE           83,000.00
INCYTE CORP                          COM          45337C102       705    150,000.00  SH    -    SOLE          150,000.00
INTERMUNE INC                        COM          45884X103     4,634    280,000.00  SH    -    SOLE          280,000.00
KFX INC                              COM          48245L107       599     35,000.00  SH    -    SOLE           35,000.00
MARATHON OIL CORP                    COM          565849106        28        400.00  SH    -    SOLE              400.00
MICRON TECHNOLOGY INC                COM          595112103     4,616    347,100.00  SH    -    SOLE          347,100.00
MICROSOFT CORP                       COM          594918104     9,006    350,000.00  SH    -    SOLE          350,000.00
MYOGEN INC                           COM          62856E104     4,789    203,800.00  SH    -    SOLE          203,800.00
NOBLE ENERGY INC                     COM          655044105     1,407     30,000.00  SH    -    SOLE           30,000.00
NUVELO INC                         COM NEW        67072M301     4,070    424,000.00  SH    -    SOLE          424,000.00
OWENS & MINOR INC NEW                COM          690732102         9        300.00  SH    -    SOLE              300.00
PLAINS EXPL & PRODTN CO              COM          726505100       578     13,500.00  SH    -    SOLE           13,500.00
PROGENICS PHARMACEUTICALS INC        COM          743187106     1,295     54,600.00  SH    -    SOLE           54,600.00
PALATIN TECHNOLOGIES INC           COM NEW        696077304       207     90,000.00  SH    -    SOLE           90,000.00
PANACOS PHARMACEUTICALS INC          COM          69811Q106       487     50,000.00  SH    -    SOLE           50,000.00
PEABODY ENERGY CORP                  COM          704549104     1,687     20,000.00  SH    -    SOLE           20,000.00
PENN NATL GAMING INC                 COM          707569109       560     18,000.00  SH    -    SOLE           18,000.00
PEP BOYS MANNY MOE & JACK            COM          713278109       242     17,500.00  SH    -    SOLE           17,500.00
PLACER DOME INC                      COM          725906101       772     45,000.00  SH    -    SOLE           45,000.00
PRIDE INTL INC DEL                   COM          74153Q102     1,140     40,000.00  SH    -    SOLE           40,000.00
PROCTER & GAMBLE CO                  COM          742718109     4,245     71,400.00  SH    -    SOLE           71,400.00
PROTEIN DESIGN LABS INC              COM          74369L103     1,120     40,000.00  SH    -    SOLE           40,000.00
REPLIGEN CORP                        COM          759916109        47     15,000.00  SH    -    SOLE           15,000.00
RANGE RES CORP                       COM          75281A109     1,131     29,300.00  SH    -    SOLE           29,300.00
ST JOE CO                            COM          790148100       250      4,000.00  SH    -    SOLE            4,000.00
SASOL LTD                       SPONSORED ADR     803866300       967     25,000.00  SH    -    SOLE           25,000.00
TRANSWITCH CORP                      COM          894065101       929    540,000.00  SH    -    SOLE          540,000.00
VION PHARMACEUTICALS INC             COM          927624106     1,497    690,000.00  SH    -    SOLE          690,000.00
BEBE STORES INC                      COM          075571109       158      9,000.00  SH    -    SOLE            9,000.00
SBA COMMUNICATIONS CORP              COM          78388J106       302     19,546.00  SH    -    SOLE           19,546.00
SANDISK CORP                         COM          80004C101     1,447     30,000.00  SH    -    SOLE           30,000.00
SCIENTIFIC GAMES CORP               CL A          80874P109       465     15,000.00  SH    -    SOLE           15,000.00
SHIRE PHARMACEUTICALS GRP PL    SPONSORED ADR     82481R106     1,665     45,000.00  SH    -    SOLE           45,000.00
TALISMAN ENERGY INC                  COM          87425E103     1,465     30,000.00  SH    -    SOLE           30,000.00
HILFIGER TOMMY CORP                  ORD          G8915Z102       347     20,000.00  SH    -    SOLE           20,000.00
     REPORT SUMMARY                           25 DATA RECORDS  108,046    6,800,320